ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Payroll and welfare benefit		$ 19,152	$ 18,467
Other taxes and surcharges payable	[1]	38,669	39,824
Accrued unrecognized tax benefits and related interest and penalties		0	121,856
Amounts payable to employees		2,794	2,162
Amounts payable to sales and marketing agents		46,529	74,669
Amounts due to foremen and suppliers of decoration services		3,693	4,872
Amounts due to Tianxiajin investors		357	1,530
Down payments collected on behalf of secondary home sellers		1,806	3,116
Cash incentives payable to home buyers	[2]	12,018	14,271
Amounts payable for purchase of treasury stock	[3]	0	9,861
Others		33,781	27,911
Accrued expenses and other liabilities		$ 158,799	$ 318,539

[1]	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).
[2]	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.
[3]	This amount represents the purchase of treasury stock. The balance was subsequently settled in January 2017.